Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 62,833	$ 67,369
Trade and other payables | Gulf of America Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,520	10,662
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,397	7,837
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56,392	50,311
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,854	21,298
Later than one year [member] | Trade and other payables | Gulf of America Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,383	9,520
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,663	56,852
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,071	6,527
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,402	3,054
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,490	2,394
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,670	1,876
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	260	329
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,716	3,820
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,217	2,151
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,177	1,158
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	150	147
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,449	4,767
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,947	1,907
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,139	1,178
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	130	135
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,649	5,367
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,678	1,666
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,138	1,141
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125	121
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,928	5,778
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,447	1,396
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,889	5,028
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	375	382
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,301	12,939
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,877	4,894
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	157	136
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	286	196
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,947	14,586
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 6,198	$ 6,890